Consolidated Balance Sheets (Annual Report, USD $)	Dec. 31, 2012	Dec. 31, 2011
Annual Report
Current Assets
Cash	$ 107,181	$ 29,041
Accounts Receivable (Net of Allowance for Doubtful Accounts of $0 for 2012 and $5,450 for 2011)	41,675	78,222
Inventory	142,065	161,349
Prepaid Expenses	109,062	29,100
Total Current Assets	399,983	297,712
Property and equipment (net)	16,150	31,126
Other Assets
Prepaid Expenses (non-current portion)	27,266	0
Deposits	2,872	2,872
Total Other Assets	30,138	2,872
Total Assets	446,271	331,710
Current Liabilities
Accounts Payable and Accrued Expenses	681,197	548,999
Deferred Compensation	28,102	227,353
Accrued and Withheld Payroll Taxes Payable	155,886	137,396
Accrued Interest Payable	54,885	87,840
Accrued Royalties Payable	225,000	225,000
Loans from Stockholders	199,173	165,167
Notes Payable	197,058	200,628
Stock Settlement Payable	124,578	124,578
Deferred Revenue	215,976	398,078
Total Current Liabilities	1,881,855	2,115,039
Long-Term Liabilities
Long-Term Portion of Notes Payable	76,231	103,428
Total Liabilities	1,958,086	2,218,467
Stockholders' Deficit
Convertible Preferred Stock, Authorized 10,000,000 Shares, $.01 Par Value, Issued and Outstanding 2,989,647 Issued and Outstanding 1,489,647	29,896	14,896
Common Stock, Authorized 950,000,000 Shares, $.001 Par Value, Issued and Outstanding 170,421,178 Issued and Outstanding 131,179,400	170,421	131,179
Stock Settlement in Process	(124,578)	(124,578)
Common stock issuable (12,000,000 shares)	267,000	0
Additional paid in capital	23,748,391	22,806,669
Accumulated deficit	(25,602,945)	(24,714,923)
Total Stockholders' deficit	(1,511,815)	(1,886,757)
Total Liabilities and Stockholders' deficit	$ 446,271	$ 331,710